Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Activity - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
PDP [Member]
Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Activity [Line Items]
Total revenues	$ 7,455	$ 6,342	$ 168	$ 889
Total expenses	$ 992	859	4,720	3,980
Sierra Parima [Member]
Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Activity [Line Items]
Total revenues		234	1,406	23
Total expenses		$ 423	$ 1,418	$ 4,167